Consolidated Statement of Stockholders' Deficit (Parenthetical) - $ / shares	3 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Series C Preferred Stock [Member]
Number of shares issued for repayment of back salary	101
Shares issued price per share	$ 0.001
Series B Preferred Stock [Member]
Shares issued price per share		$ 0.0001